CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Trade receivables, allowance for doubtful accounts	$ 701		$ 1,102
Special preferred shares, par value		0.02		0.02
Special preferred shares, Authorized	5,000,000	5,000,000	5,000,000	5,000,000
Special preferred shares, issued shares
Special preferred shares, outstanding shares
Ordinary shares, par value		0.02		0.02
Ordinary shares, Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, Issued	31,407,888	31,407,888	30,673,227	30,673,227
Ordinary shares, Outstanding	31,368,888	31,368,888	30,634,227	30,634,227
Treasury shares, shares	39,000	39,000	39,000	39,000